SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets derived from net operating loss carry forwards	$ 35,174	$ 137,932
Less: valuation allowance	(35,174)	(137,932)	$ (40,949)
Deferred tax assets